K&L Gates llp State Street Financial Center One Lincoln Street Boston, MA 02111-2950 T 617.261.3100 www.klgates.com

March 25, 2014

VIA EDGAR
Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

RE:	John Hancock Variable Insurance Trust (the “Trust”):

Form N-14 for the Reorganization of Fundamental Value Trust (the “Acquired Fund”) into Fundamental Large Cap Value Trust (the “Acquiring Fund”)

Ladies and Gentlemen:

On behalf of the Trust, transmitted herewith please find the Registration Statement on Form N-14 (the “Registration Statement”), including the Notice of Special Meeting of Shareholders, Combined Proxy Statement/Prospectus, Statement of Additional Information, Form of Proxy Card, and relevant exhibits, with respect to the acquisition of assets of the Acquired Fund by the Acquiring Fund. Each of the Acquired Fund and Acquiring Fund is a series of the Trust.

The Registration Statement includes a separate proposal asking shareholders of the Acquired Fund to approve a change in that Fund’s investment advisory agreement. Accordingly, it is proposed that this filing will become effective when declared effective pursuant to Section 8(c) of the Securities Act of 1933.

This transmission contains a conformed signature page, the manually signed original of which is maintained at the offices of the Trust.

If you have any questions or comments concerning the foregoing, please call me at (617) 261-3240, Trayne S. Wheeler at (617) 951-9068, or Betsy Anne Seel of John Hancock at (617) 663-2166.

Sincerely,

/s/ George P. Attisano
George P. Attisano

Cc:	Trayne S. Wheeler
Betsy Anne Seel, John Hancock Variable Insurance Trust